RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 565,051		¥ 396,913	¥ 450,985
Net revenue	5,805,901	$ 795,405	4,895,633	3,434,620
System support services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	280,141		72,035	100,635
Credit assessment services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	163,589		118,395	110,566
Collection services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	110,383		29,188	22,735
Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 9,935		¥ 175,471	¥ 216,958
Guarantee service charge rate (as a percent)	1.00%	1.00%	18.00%	20.00%
Others services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 1,003		¥ 1,824	¥ 91
Ruicheng | Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	9,641		175,824	155,093
Related Party
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue	32,192		141,595	411,010
Related Party | Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue	¥ 32,192		140,782	409,688
Related Party | Others services
RELATED PARTY BALANCES AND TRANSACTIONS
Net revenue			¥ 813	¥ 1,322